OTHER OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER OPERATING EXPENSES [abstract]
Schedule of other operating expenses
	2018	2019	2020
	RMB’000	RMB’000	RMB’000

Passenger security inspection expenses	200,355	222,705	173,257
Carriage cleaning expenses	118,091	139,130	107,118
Train station housekeeping expenses	91,304	98,467	90,919
Staff accommodation expenses	89,069	86,445	82,634
Other safety maintenance expenses	99,433	89,831	75,726
Bunk cleaning expenses	65,536	97,899	68,125
Spring Festival related transportation expenses	55,981	67,082	42,514
Passenger transportation facility maintenance	53,363	42,572	22,434
Professional expenses	20,564	37,351	21,675
Administrative expenses and others	407,017	392,188	50,700
	1,200,713	1,273,670	735,102